Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 23, 2025	Sep. 15, 2025	Sep. 10, 2025	Apr. 09, 2025	Dec. 31, 2025	May 15, 2024
Equity Incentive Plan [Line Items]
Financial expense, net (in Dollars)					$ 3,201
Share-based compensation expense (in Dollars)					532
Restricted Stock Units (RSUs) [Member]
Equity Incentive Plan [Line Items]
Financial expense, net (in Dollars)					$ 92
Service Providers [Member] | Shares, RSUs and Options [Member]
Equity Incentive Plan [Line Items]
Ordinary shares granted for certain services	1,974			2,203
General and administrative expenses (in Dollars)	$ 28			$ 509
Employees [Member] | Restricted Stock Units (RSUs) [Member]
Equity Incentive Plan [Line Items]
General and administrative expenses (in Dollars)			$ 59
RSU's Granted		139,286	7,244
Vesting period			2 years
Common stock price (in Dollars per share)		$ 2.32	$ 53.62
Price per share (in Dollars per share)			$ 52.08
Vested shares			911
Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Equity Incentive Plan [Line Items]
RSU's Granted		128,571
Equity Incentive Plan [Member]
Equity Incentive Plan [Line Items]
Ordinary shares are reserved						65,429